Income Taxes - Summary of income tax provision (benefit) (Detail) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred
Valuation allowance			$ 11,747,000			$ 11,747,000	$ 6,529,000
Income tax provision	$ 0	$ 0		$ 0	$ 0	0	$ 0
dMY TECHNOLOGY GROUP, INC. III [Member]
Current
Federal			0
State			0
Deferred
Federal			(3,405,066)
State			0
Valuation allowance			3,405,066			$ 3,405,066
Income tax provision			$ 0